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invesco.com
June 7, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Short-Term Investments Trust
CIK 0000205007
1933 Act Registration No. 002-58287
1940 Act Registration No. 811-02729
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of Short-Term Investments Trust (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Premier Class shares, as applicable, of:
Invesco Government & Agency Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 95 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 28, 2024.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel